Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 12.2%
Alphabet, Inc. - Class A	304	$95,152
Alphabet, Inc. - Class C	14,155	4,441,839
Netflix, Inc. (a)	22,209	2,082,316
T-Mobile US, Inc.	8,214	1,667,770
Verizon Communications, Inc.	19,527	795,335
		9,082,412

Consumer Discretionary - 9.2%
AutoZone, Inc. (a)	228	773,262
Booking Holdings, Inc.	341	1,826,168
Home Depot, Inc.	3,290	1,132,089
Ralph Lauren Corp.	3,879	1,371,653
TJX Cos., Inc.	11,246	1,727,498
		6,830,670

Consumer Staples - 4.2%
Colgate-Palmolive Company	10,830	855,787
Costco Wholesale Corp.	1,539	1,327,141
Procter & Gamble Co.	6,298	902,566
		3,085,494

Financials - 13.7%
Aon PLC - Class A	2,390	843,383
Bank of America Corp.	32,674	1,797,070
Bank of New York Mellon Corp.	7,389	857,789
CME Group, Inc. - Class A	3,432	937,210
Fifth Third Bancorp	18,857	882,696
MetLife, Inc.	8,219	648,808
Morgan Stanley	8,203	1,456,279
Visa, Inc. - Class A	7,739	2,714,145
		10,137,380

Health Care - 11.2%
Abbott Laboratories	6,739	844,329
Amgen, Inc.	2,454	803,219
Danaher Corp.	3,777	864,631
Edwards Lifesciences Corp. (a)	7,704	656,766
Eli Lilly & Co.	2,365	2,541,618
Merck & Co., Inc.	9,157	963,866
Quest Diagnostics, Inc.	4,391	761,970
Vertex Pharmaceuticals, Inc. (a)	1,867	846,423
		8,282,822

Industrials - 10.0%
Cummins, Inc.	2,121	1,082,665
Emerson Electric Company	7,440	987,437
Hubbell, Inc.	2,111	937,516
Trane Technologies PLC	1,622	631,282
Vertiv Holdings Co. - Class A	7,106	1,151,243
Wabtec Corp.	3,652	779,520
Waste Management, Inc.	3,978	874,006
Xylem, Inc./NY	7,245	986,624
		7,430,293

Information Technology - 34.2% (b)
Analog Devices, Inc.	5,679	1,540,145
Apple, Inc.	19,516	5,305,620
Applied Materials, Inc.	3,287	844,726
Broadcom, Inc.	10,188	3,526,067
Intuit, Inc.	1,092	723,363
Microsoft Corp.	11,841	5,726,544
NVIDIA Corp.	30,745	5,733,943
Palo Alto Networks, Inc. (a)	5,526	1,017,889
salesforce.com, Inc.	3,718	984,935
		25,403,232

Materials - 2.5%
CRH PLC	8,324	1,038,835
Ecolab, Inc.	3,007	789,398
		1,828,233

Real Estate - 1.2%
CBRE Group, Inc. - Class A (a)	5,756	925,507

Utilities - 1.0%
American Water Works Co., Inc.	5,815	758,857
TOTAL COMMON STOCKS (Cost $34,568,882)		73,764,900

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (c)	458,687	458,687
TOTAL MONEY MARKET FUNDS (Cost $458,687)		458,687

TOTAL INVESTMENTS - 100.0% (Cost $35,027,569)		74,223,587
Liabilities in Excess of Other Assets - (0.0)% (d)		(17,394)
TOTAL NET ASSETS - 100.0%		$74,206,193

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Boston Common ESG Impact U.S. Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$73,764,900	$–	$–	$73,764,900
Money Market Funds	458,687	–	–	458,687
Total Investments	$74,223,587	$–	$–	$74,223,587

Refer to the Schedule of Investments for further disaggregation of investment categories.